Accounts payable and accrued expenses (Detail Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses [Line Items]
Other Accrued Liabilities, Current	$ 1,873,557	$ 388,109
Arthrex [Member]
Accounts Payable And Accrued Expenses [Line Items]
Other Accrued Liabilities, Current	$ 1,631,000